RETIREMENT PLANS AND POST RETIREMENT PENSION PLANS, Expected Benefit Payments (Details) (USD $)	Oct. 31, 2011
United States Pension Plans [Member]
Future benefit payments [Abstract]
2012	$ 52,000,000
2013	55,000,000
2014	55,000,000
2015	55,000,000
2016	56,000,000
2017 - 2021	241,000,000
Defined Benefit Plan, Estimated Future Employer Contributions in Next Fiscal Year	30,000,000
Foreign Pension Plans [Member]
Future benefit payments [Abstract]
2012	47,000,000
2013	50,000,000
2014	52,000,000
2015	57,000,000
2016	62,000,000
2017 - 2021	404,000,000
Defined Benefit Plan, Estimated Future Employer Contributions in Next Fiscal Year	52,000,000
United States Postretirement Benefit Plan [Member]
Future benefit payments [Abstract]
2012	26,000,000
2013	26,000,000
2014	26,000,000
2015	27,000,000
2016	27,000,000
2017 - 2021	130,000,000
Defined Benefit Plan, Estimated Future Employer Contributions in Next Fiscal Year	$ 0